Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	4,110	2,539	8,792	5,036
General and administrative expenses	1,761	1,269	3,483	2,574
Total operating expenses	5,871	3,808	12,275	7,610
Operating loss	(5,871)	(3,808)	(12,275)	(7,610)
Other income/(expense), net	(4,042)	700	(5,863)	1,302
Net (loss)	(9,913)	(3,108)	(18,138)	(6,308)
Other comprehensive income (loss)
Exchange differences arising from translating financial statements from functional to presentation currency		2,055		(733)
Total other comprehensive income (loss)		2,055		(733)
Total comprehensive (loss)	$ (9,913)	$ (1,053)	$ (18,138)	$ (7,041)
Basic & diluted (loss) per share (in Dollars per share)	$ (0.54)	$ (0.17)	$ (0.99)	$ (0.36)
Weighted average number of shares outstanding (in Shares)	18,375,206	18,305,882	18,372,521	17,397,860